Shareholder Report, Average Annual Return (Details) LMF7300_ClearBridge SMASh Series EM Fund_Single Class_TSR Annual {Single Class}	12 Months Ended	60 Months Ended	103 Months Ended
	Jul. 31, 2026	Jul. 31, 2026	Jul. 31, 2026
ClearBridge SMASh Series EM Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ClearBridge SMASh Series EM Fund
Average Annual Return, Percent	79.66%	8.08%	8.50%
MSCI Emerging Markets Index-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index-NR
Average Annual Return, Percent	36.44%	8.03%	6.44%